Stock-Based Compensation - Restricted Stock Activity (Details) - Restricted Stock - USD ($) $ / shares in Units, shares in Millions, $ in Millions	4 Months Ended	12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, nonvested (in shares)	0.0	0.2	0.4	0.4
Shares, granted (in shares)	0.0	0.0	0.2
Shares, vested (in shares)	(0.2)	(0.2)	(0.1)
Shares, repurchased (in shares)	0.0	0.0	(0.1)
Weighted Average Grant- Date Fair Value [Abstract]
Weighted average grant-date fair value, nonvested (dollars per share)	$ 0	$ 0.27	$ 0.41	$ 0.39
Weighted average grant-date fair value, granted (dollars per share)	0	0	0.37
Weighted average grant-date fair value, vested (dollars per share)	0.27	0.35	0.27
Weighted average grant-date fair value, repurchased (dollars per share)	$ 0	$ 0	$ 0.57
Total Fair Value
Total fair value, nonvested	$ 0.0	$ 0.0	$ 0.1	$ 0.2
Total fair value, granted	0.0	0.0	0.1
Total fair value, vested	0.0	(0.1)	0.0
Total fair value, repurchased	$ 0.0	$ 0.0	$ (0.1)